FAIR VALUE MEASUREMENTS (Details) - ITHAX ACQUISITION CORP. - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Assets:
Marketable securities held in Trust Account	$ 241,608,163	$ 241,600,623
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	3,972,000	6,702,750
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account	241,608,163	241,600,623
Level 1 | Recurring | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	108,000	182,250
Level 1 | Recurring | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	$ 3,864,000	6,520,500
Level 3 | Recurring | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		$ 182,250